Insurance Contract (Details) - Covista Retirement Plan (the "Plan") - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Insurance Contract
Guaranteed rate of interest	4.00%	3.80%
Crediting interest	3.80%	3.60%
Fully benefit responsive investment contract, reserves against contract value	$ 0
Minimum
Insurance Contract
Crediting interest	0.00%